INCOME TAXES - Components of tax PL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current taxes
Attributed to the current period	$ (100)	$ (113)	$ (133)
Deferred taxes
Origination and reversal of temporary differences	(27)	52	(10)
Relating to change in tax rates / imposition of new tax laws	0	0	10
Relating to unrecognized temporary differences and tax losses	(40)	(12)	15
Deferred taxes, net	(67)	40	15
Total income tax recovery	$ (167)	$ (73)	$ (118)